Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Listings [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document period end date	Dec. 31, 2023
Current fiscal year end date	--12-31
Document transition report	false
Document shell company report	false
Entity file number	001-32458
Entity registrant name	DIANA SHIPPING INC.
Entity incorporation state country code	1T
Entity address, address line one	Pendelis 16
Entity address, city or town	Athens
Entity address, postal zip code	175 64 Palaio Faliro
Entity address, country	GR
Contact personnel name	Mr. Ioannis Zafirakis
Entity common stock shares outstanding	113,065,725
Entity well known seasoned issuer	No
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Accelerated Filer
Entity emerging growth company	false
Document accounting standard	U.S. GAAP
Entity shell company	false
Entity central index key	0001318885
Document fiscal year focus	2023
Document fiscal period focus	FY
Document Fin Stmt Error Correction Flag	false
ICFR auditor attestation flag	true
Amendment flag	false
Auditor firm ID	1457
Auditor name	Ernst and Young
Auditor location	Athens, Greece
Business Contact [Member]
Entity Listings [Line Items]
Entity address, address line one	Pendelis 16
Entity address, city or town	Athens
Entity address, postal zip code	175 64 Palaio Faliro
Entity address, country	GR
Contact personnel name	Mr. Ioannis Zafirakis
Country Region	30
City area code	210
Local phone number	9470-100
Contact personnel fax number	30-210-9470-101
Contact personnel email address	izafirakis@dianashippinginc.com
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) security	Common Stock, $0.01 par value including the Preferred Stock Purchase Rights
Trading symbol	DSX
Security exchange name	NYSE
Series B Cumulative Redeemable Perpetual Preferred Shares at 8.875% [Member]
Entity Listings [Line Items]
Title of 12(b) security	8.875% Series B Cumulative Redeemable Perpetual Preferred Shares, $0.01 par value
Trading symbol	DSXPRB
Security exchange name	NYSE
Warrants To Purchase Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) security	Warrants to Purchase Common Stock, Expiring on or about December 14, 2026
Trading symbol	DSX WS
Security exchange name	NYSE